Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Summary of Trade and Other Receivables, Net

	As of December 31,
	2018		2017
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Gross	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	527,649,947	60,527,843	463,626,345	36,182,399
Trade receivables, gross (2)	457,053,617	2,046,845	415,039,522	1,917,828
Other receivables, gross (1)	70,596,330	58,480,998	48,586,823	34,264,571

	As of December 31,
	2018		2017
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Net	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	478,170,067	60,527,843	406,968,537	36,182,399
Trade and other receivables, net (2)	417,927,182	2,046,845	380,379,326	1,917,828
Other receivables, net (1)	60,242,885	58,480,998	26,589,211	34,264,571
(1)

This includes, as of December 31, 2018, recoveries from insurance companies for claims of ThCh$18,805,057 (ThCh$1,048,903 as of December 31, 2017), accounts receivable from employees of ThCh$11,663,906 (ThCh$9,709,051 as of December 31, 2017), advances to suppliers and creditors of ThCh$19,639,578 (ThCh$5,360,307 as of December 31, 2017), leasing debtors of ThCh$61,753,441 (ThCh$34,550,131 as of December 31, 2017) and others of ThCh$6,861,901 (ThCh$10,185,390).

(2)	There are no significant trade and other receivables balances held by the Group that are not available for its use.

Summary of Balance of Past Due But Not Impaired Trade Receivables

Trade Receivables Past Due But Not Impaired (*)	As of December 31,
	2018	2017
	ThCh$	ThCh$
Less than three months	37,711,262	54,488,473
Between three and six months	3,916,489	9,008,195
Between six and twelve months	5,312,988	7,123,391
More than twelve months	11,328,175	16,067,867
Total	58,268,914	86,687,926

Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables

Current and
Non-current
Trade Receivables Past Due and Impaired	ThCh$
Balance at December 31, 2016	39,461,880
Increases (decreases) for the year (*)	7,937,817
Amounts written off	(3,525,638)
Balance at December 31, 2017	43,874,059
Initial balance adjustment for IFRS 9	4,673,467
Increases (decreases) for the year (*)	4,777,708
Amounts written off	(3,863,702)
Other movements	18,348
Balance at December 31, 2018	49,479,880

(*)   See Note 31 for impairment of financial assets.

Lease Receivables [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Schedule of Minimum Lease Payments Receivable

	12-31-2018			12-31-2017
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	8,033,838	1,932,026	6,101,812	4,380,499	944,578	3,435,921
From one to five years	32,135,353	5,678,839	26,456,514	17,521,998	3,617,167	13,904,831
More than five years	31,861,803	2,666,687	29,195,116	18,127,398	918,019	17,209,379
Total	72,030,994	10,277,552	61,753,442	40,029,895	5,479,764	34,550,131